Operations and current developments	12 Months Ended
Dec. 31, 2017
Operations and current developments
Operations and current developments

1Operations and current developments

(a)General information

Fibria Celulose S.A. is incorporated under the laws of the Federal Republic of Brazil, as a publicly-held company. Fibria Celulose S.A. and its subsidiaries are referred to in these consolidated financial statements as the “Company”, “Fibria”, or “we”. We have the legal status of a corporation, operating under Brazilian corporate law. Our headquarters and principal executive office is located in São Paulo, SP, Brazil.

We are listed on the Brazilian stock exchange (B3 S.A. - Brasil Bolsa Balcão (“B3”)) and the New York Stock Exchange (NYSE) and we are subject to the regulatory requirements of the Brazilian Comissão de Valores Mobiliários (CVM) and the U.S. Securities and Exchange Commission (SEC).

Our activities are focused on the growth of renewable and sustainable forests and the manufacture and sale of bleached eucalyptus kraft pulp. Forests in formation are located in the states of São Paulo, Mato Grosso do Sul, Minas Gerais, Rio de Janeiro, Espírito Santo, Bahia and Rio Grande do Sul.

We operate in a single operating segment, which is the production and sale of short fiber pulp from our pulp production facilities located in the cities of Aracruz (State of Espírito Santo), Três Lagoas (State of Mato Grosso do Sul), Jacareí (State of São Paulo) and Eunápolis (State of Bahia) (Veracel Celulose S.A. (“Veracel”), a jointly- controlled entity).

The pulp produced for export is delivered to customers by sea, under long-term contracts with shipping companies, through the ports of Santos, located in the State of São Paulo and Barra do Riacho, located in the State of Espírito Santo (operated by our subsidiary Portocel - Terminal Especializado Barra do Riacho S.A. (“Portocel”)). Until the end of the first semester of 2018, the startup of the Terminal Macuco located in the port of Santos is expected, State of São Paulo, as the concession contract was signed in 2016, for a 25 year period (renewable for 25 years), to be operated by our subsidiary Fibria Terminal de Celulose de Santos SPE S.A.

(b)Losango project assets

On December 28, 2012, the Company and CMPC Celulose Riograndense Ltda. (“CMPC”) signed the definitive Purchase and Sale Agreement for the sale of all of the Losango project assets, comprising approximately 100 thousand hectares (unaudited) of land owned by Fibria and approximately 39 thousand hectares (unaudited) of planted eucalyptus and leased land, all located in the state of Rio Grande do Sul, in the amount of R$615 million.

On March 31, 2017 the Purchase and Sale Agreement was amended to transfer to CMPC of 100% of Losango-FBR Florestal Ltda.’s shares (“Losango-FBR”) (owner of the biological assets) and of 49% of Losango-RS Administração e Participações Ltda’s shares (“Losango-RS”) (owner of the rural estates - lands), after the completion of the transfer of the rural estates’ titles and the approval of the transaction by the National Defense Counsel (“Conselho de Defesa Nacional - CDN”).

Thus also on March 31, 2017, the Company received, R$ 201,999, being: (i) R$ 50,000 in cash and (ii) R$ 151,999 through a credit in an escrow account which is in Fibria’s entitlement and that will be released after the obtainment of the approvals mentioned below and of other precedent conditions for the conclusion of the Losango Project. The updated amount in the escrow account as at December 31, 2017 was R$ 162,254 (Note 10).

The remaining 51% of the Losango-RS’ shares will be transfer to CMPC after the approval by the National Institute of Colonization and Agrarian Reform (“Instituto Nacional de Colonização e Reforma Agrária - INCRA”) and other agencies, without the receipt of any additional value by the Company.

The ownership of 51% in the Losango-RS’s capital is not considered as a business under the accounting perspective, once it does not meet the definition of business as established by the existing accounting standards and, for this reason, we do not present any corresponding value in our accounting balances.

As a result of the transfer of these assets to CMPC, the Company recognized the accounting effects related to the sale, generating a gain on sale that was recognized under “Other operating income and expense, net” in the Statement of profit or loss (Note 37), as following:

Proceeds from sale (*)	678,999
(-) Costs of investments derecognized, classified as “Assets held for sale”	(598,257)
(-) Expenses on sales (obtainment of licenses, register of the estates and others)	(19,094)

(=) Gain on sale before income tax and social contribution	61,648

(-) Income tax and social contribution expense - 34%	(20,960)

(=)Gain on sale, net of income tax and social contribution	40,688

(*)The amount was received as follows: payments in advance of R$ 470,000 and R$ 7,000 in December 2012 and November 2014, respectively and, the transfer of R$ 201,999 in March 2017, as abovementioned.

(c)Expansion plan of the Três Lagoas Unit

On May 14, 2015, the Board of Directors approved the “Horizonte 2” Project for the construction of the second Três Lagoas pulp production line.

The Horizonte 2 Project consists of a new bleached eucalyptus pulp production line with a capacity of 1.95 million tons (unaudited) per year and an investment of R$ 7.3 billion (US$2.3 billion). On August 23, 2017, the operations of Horizonte 2 Project started.

The Project was financed by the Company’s operating cash flows and financing agreements negotiated with financial institutions.

(d)Merger of its subsidiary Fibria-MS Celulose Sul Mato-Grossense Ltda. (“Fibria-MS”),

On December 31, 2017, in order to simplify our corporate structure, the Company performed the merger of its subsidiary Fibria-MS, whose equity’s value was evaluated through the net book equity value. The merger did not produce effects on the Company’s consolidated financial statements once 100% of the Fibria-MS’s capital was held by the Company. The merger was approved in the Extraordinary General Meeting held on December 18, 2017.

We present below a summary of the main account groups of balance sheets of Fibria-MS as of December 31, 2017.

Assets

Current
Cash and cash equivalents	108,549
Marketable securities	230,890
Derivative financial instruments	1,118
Trade accounts receivable, net	925,481
Inventory	635,679
Recoverable taxes	95,858
Other assets	98,994

2,096,569

Non-current
Derivative financial instruments	27,305
Recoverable taxes	236,636
Advances to suppliers	204,371
Other assets	20,435

Biological assets	1,851,055
Property, plant and equipment	8,686,398
Intangible assets	15,741

11,041,941

Total assets	13,138,510

Liabilities and shareholders’ equity

Current
Loans and financing	207,818
Trade payables	1,015,698
Payroll, profit sharing and related charges	54,620
Taxes payable	103,670
Related parties	499,702
Other payables	44,216

1,925,724

Non-current
Loans and financing	3,737,479
Deferred taxes	378,936
Provision for legal proceeds, net	45,286
Other payables	123,961

4,285,662

Total liabilities	6,211,386

Shareholders’ equity	6,927,124

Total liabilities and shareholders’ equity	13,138,510